SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
7.	SUBSEQUENT EVENTS

Management evaluated subsequent events as of the date of the financial statements pursuant to ASC TOPIC 855, and reported the following events:

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On October 12, 2011, the Company issued 13,333 shares of its common stock in connection with renewing their facilities lease. In consideration of the shares issued the sublease was renewed for an additional five years ending  August 31, 2016.

On October 13 and 18, 2011, the Company issued an aggregate of 41,668 shares of the common stock, upon converting $100,003 in principal of the convertible debentures.